ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revision of Prior Period Financial Statements
Revision of Prior Period Financial Statements
In 2017, management identified errors in its previous financial statements. These errors primarily related to the calculation of policyholders’ benefit reserves, interest credited to policyholders' account balances and deferred policy acquisition costs ("DAC") amortization for certain variable and interest sensitive life products and misclassification of an intangible asset for business acquired from a third party. Management evaluated the impact of these errors and concluded they were not material to any previously reported annual financial statements. In order to improve the consistency and comparability of the financial statements, management revised the balance sheet as of December 31, 2016 and the related statements of income (loss), comprehensive income (loss), shareholder's equity and cash flows for the years ended December 31, 2016 and 2015 to include the revisions presented below.

	As Previously Reported	Impact of Revisions	As Revised
	December 31,	December 31,	December 31,
	2016	2016	2016
	(in millions)
ASSETS
Investments:
Other invested assets	$75	$(7)	$68
Total investments	1,377	(7)	1,370
Deferred policy acquisition costs	374	(21)	353
Current and deferred income tax receivables	27	(3)	24
Other assets	22	7	29
Total Assets	$5,132	$(24)	$5,108
Liabilities:
Policyholders’ account balances	$2,403	$(26)	$2,377
Future policy benefits and other policyholders’ liabilities	351	(4)	347
Total Liabilities	4,709	(30)	4,679
Equity:
Retained earnings	91	6	97
Total shareholder's equity	423	6	429
Total Liabilities and Shareholder’s Equity	$5,132	$(24)	$5,108

	As Previously Reported		Impact of Revisions		As Revised
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2016	2015	2016	2015	2016	2015
	(in millions)
Statements of Income (Loss):
Revenues:
Policy charges and fee income	$196	$152	$(8)	$1	$188	$153
Total revenues	250	201	(8)	1	242	202
Benefits and other deductions:
Policyholders’ benefits	34	39	(5)	2	29	41
Interest credited to policyholders’ account balances	49	42	(6)	(7)	43	35
Amortization of deferred policy acquisition costs, net	(10)	(73)	8	(3)	(2)	(76)
Total benefits and other deductions	339	231	(3)	(8)	336	223
Income (loss) from operations, before income taxes	(89)	(30)	(5)	9	(94)	(21)
Income tax (expense) benefit	33	13	2	(3)	35	10
Net Income (Loss)	$(56)	$(17)	$(3)	$6	$(59)	$(11)

Statements of Comprehensive Income (Loss):
Net Income (loss)	$(56)	$(17)	$(3)	$6	$(59)	$(11)
Comprehensive Income (Loss)	$(54)	$(29)	$(3)	$6	$(57)	$(23)

	As Previously Reported		Impact of Revisions		As Revised
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2016	2015	2016	2015	2016	2015
	(in millions)
Statements of Shareholder's Equity:
Retained earnings, beginning of year	$147	$164	$9	$3	$156	$167
Net income (loss)	(56)	(17)	(3)	6	(59)	(11)
Retained earnings, end of year	91	147	6	9	97	156
Total Shareholder’s Equity, End of Year	$423	$474	$6	$9	$429	$483
Statements of Cash flows:
Cash flow from operating activities:
Net income (loss)	$(56)	$(17)	$(3)	$6	$(59)	$(11)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Interest credited to policyholders’ account balances	49	42	(6)	(7)	43	35
Policy charges and fee income	(196)	(152)	8	(1)	(188)	(153)
Changes in:
Deferred policy acquisition costs, net	(10)	(73)	8	(3)	(2)	(76)
Future policy benefits	(4)	10	(5)	2	(9)	12
Current and deferred income taxes	(26)	(13)	(2)	3	(28)	(10)
Net cash provided by (used in) operating activities	$(191)	$(191)	$—	$—	$(191)	$(191)